Marketable Securities with Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	$ 1,082,520	$ 1,039,671
Gross unrealized gains up to one year	3,137	3,624
Gross unrealized losses up to one year	(776)	(146)
Fair value up to one year	1,084,881	1,043,149
Amortized cost, over one year through five years	2,339,591	2,372,736
Gross unrealized gains, over one year through five years	1,559	3,263
Gross unrealized losses, over one year through five years	(9,963)	(5,528)
Fair value, over one year through five years	2,331,187	2,370,471
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	994,600	882,051
Gross unrealized gains up to one year	3,088	3,433
Gross unrealized losses up to one year	(752)	(141)
Fair value up to one year	996,936	885,343
Amortized cost, over one year through five years	1,947,588	1,916,756
Gross unrealized gains, over one year through five years	1,439	2,905
Gross unrealized losses, over one year through five years	(8,654)	(4,519)
Fair value, over one year through five years	1,940,373	1,915,142
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	46,230	154,619
Gross unrealized gains up to one year	25	183
Gross unrealized losses up to one year	(17)	(5)
Fair value up to one year	46,238	154,797
Amortized cost, over one year through five years	366,700	390,468
Gross unrealized gains, over one year through five years	109	256
Gross unrealized losses, over one year through five years	(1,243)	(990)
Fair value, over one year through five years	365,566	389,734
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	41,690	3,001
Gross unrealized gains up to one year	24	8
Gross unrealized losses up to one year	(7)
Fair value up to one year	41,707	3,009
Amortized cost, over one year through five years	25,303	65,512
Gross unrealized gains, over one year through five years	11	102
Gross unrealized losses, over one year through five years	(66)	(19)
Fair value, over one year through five years	$ 25,248	$ 65,595